Equity - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 18, 2012	May 09, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Apr. 01, 2013	Dec. 31, 2011
Statement of Equity [Line Items]
Common stock authorized			206,000,000		206,000,000	206,000,000
Common stock par value			$ 0.01		$ 0.01		$ 0.01
Common stock outstanding			81,909,582		72,846,144
Preferred stock authorized			2,000,000		2,000,000	2,000,000
Preferred stock par value			$ 0.01		$ 0.01		$ 0.01
Special dividend declared to stockholders	$ 53,400,000
Excess over accumulated earnings of cash distribution	52,400,000	260,200,000
Cash distribution to stockholders		$ 269,772,000	$ 8,192,000	$ 269,772,000	$ 319,959,000
Common Class A
Statement of Equity [Line Items]
Common stock authorized					99,000,000
Common stock outstanding					72,776,864		72,628,332
Class B Non-Voting Common Stock
Statement of Equity [Line Items]
Common stock authorized					4,000,000
Common stock outstanding					72,776,864		72,628,332
Scenario, Previously Reported
Statement of Equity [Line Items]
Common stock authorized					103,000,000		103,000,000
Common stock outstanding					72,776,864		72,628,332
Preferred stock authorized					1,000,000		1,000,000